Share Capital - Summary of Stock Option Awards (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2022 CAD ($) shares yr $ / shares
August 13, 2020 | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 13, 2020	[1]
Stock options granted | shares	50,000	[1]
Exercisable price/option	$ 7.5	[1]
Awarded to	Consultant	[1]
Share price on grant date	$ 6.85	[1]
Dividend yield	0.00%	[1]
Expected volatility	100.00%	[1]
Risk- free rate	0.33%	[1]
Expected life | yr	3	[1]
Fair value | $	$ 200	[1]
September 1, 2020 | Officers and employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	September 1, 2020	[2]
Stock options granted | shares	270,000	[2]
Exercisable price/option	$ 8.5	[2]
Awarded to	Officers and employee	[2]
Share price on grant date	$ 8.15	[2]
Dividend yield	0.00%	[2]
Expected volatility	100.00%	[2]
Risk- free rate	0.31%	[2]
Expected life | yr	5	[2]
Fair value | $	$ 1,600	[2]
January 6, 2021 | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 6, 2021	[1]
Stock options granted | shares	25,000	[1]
Exercisable price/option	$ 20.3	[1]
Awarded to	Directors	[1]
Share price on grant date	$ 20.3	[1]
Dividend yield	0.00%	[1]
Expected volatility	71.00%	[1]
Risk- free rate	0.34%	[1]
Expected life | yr	5	[1]
Fair value | $	$ 300	[1]
January 6, 2021 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 6, 2021	[2]
Stock options granted | shares	238,000	[2]
Exercisable price/option	$ 20.3	[2]
Awarded to	Employees	[2]
Share price on grant date	$ 20.3	[2]
Dividend yield	0.00%	[2]
Expected volatility	71.00%	[2]
Risk- free rate	0.34%	[2]
Expected life | yr	5	[2]
Fair value | $	$ 2,800	[2]
May 9, 2021 | Strategic board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 9, 2021	[3]
Stock options granted | shares	10,000	[3]
Exercisable price/option	$ 7.72	[3],[4]
Awarded to	Strategic board members	[3]
Share price on grant date	$ 9.42	[3]
Dividend yield	0.00%	[3]
Expected volatility	78.00%	[3]
Risk- free rate	0.70%	[3]
Expected life | yr	5	[3]
Fair value | $	$ 60	[3]
June 13, 2021 | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 13, 2021	[5]
Stock options granted | shares	43,750	[5]
Exercisable price/option	$ 7.14	[4],[5]
Awarded to	Consultant	[5]
Share price on grant date	$ 8.63	[5]
Dividend yield	0.00%	[5]
Expected volatility	78.00%	[5]
Risk- free rate	0.71%	[5]
Expected life | yr	3	[5]
Fair value | $	$ 200	[5]
August 7, 2021 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 7, 2021	[2]
Stock options granted | shares	45,000	[2]
Exercisable price/option	$ 9.19	[2]
Awarded to	Employee	[2]
Share price on grant date	$ 9.19	[2]
Dividend yield	0.00%	[2]
Expected volatility	79.00%	[2]
Risk- free rate	0.80%	[2]
Expected life | yr	5	[2]
Fair value | $	$ 300	[2]
January 2, 2022 | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 2, 2022	[1]
Stock options granted | shares	28,250	[1]
Exercisable price/option	$ 6.89	[1]
Awarded to	Directors	[1]
Share price on grant date	$ 6.89	[1]
Dividend yield	0.00%	[1]
Expected volatility	77.00%	[1]
Risk- free rate	1.18%	[1]
Expected life | yr	4	[1]
Fair value | $	$ 100	[1]
January 7, 2022 | Officers and employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 7, 2022	[2]
Stock options granted | shares	225,000	[2]
Exercisable price/option	$ 7.94	[2]
Awarded to	Officers and employees	[2]
Share price on grant date	$ 7.94	[2]
Dividend yield	0.00%	[2]
Expected volatility	77.00%	[2]
Risk- free rate	1.42%	[2]
Expected life | yr	5	[2]
Fair value | $	$ 1,100	[2]
January 7, 2022 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 7, 2022	[2]
Stock options granted | shares	113,000	[2]
Exercisable price/option	$ 7.94	[2]
Awarded to	Employees	[2]
Share price on grant date	$ 7.94	[2]
Dividend yield	0.00%	[2]
Expected volatility	77.00%	[2]
Risk- free rate	1.42%	[2]
Expected life | yr	4.7	[2]
Fair value | $	$ 500	[2]
January 13, 2022 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 13, 2022	[2]
Stock options granted | shares	24,000	[2]
Exercisable price/option	$ 8.3	[2]
Awarded to	Employees	[2]
Share price on grant date	$ 8.3	[2]
Dividend yield	0.00%	[2]
Expected volatility	77.00%	[2]
Risk- free rate	1.43%	[2]
Expected life | yr	4.7	[2]
Fair value | $	$ 100	[2]
January 13, 2022 | Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 13, 2022	[6]
Stock options granted | shares	15,000	[6]
Exercisable price/option	$ 8.3	[6]
Awarded to	Officer	[6]
Share price on grant date	$ 8.3	[6]
Dividend yield	0.00%	[6]
Expected volatility	77.00%	[6]
Risk- free rate	1.43%	[6]
Expected life | yr	1	[6]
Fair value | $	$ 40	[6]
March 11, 2022 | Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 11, 2022	[7]
Stock options granted | shares	25,000	[7]
Exercisable price/option	$ 6.35	[7]
Awarded to	Consultant	[7]
Share price on grant date	$ 4.67	[7]
Dividend yield	0.00%	[7]
Expected volatility	76.00%	[7]
Risk- free rate	1.77%	[7]
Expected life | yr	2	[7]
Fair value | $	$ 30	[7]

[1]	Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
[2]	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
[3]	Vesting conditions are as follows: one-third one year after grant date; one-third two years after grand date; and one-third three years after grant date.
[4]	Priced in US dollars.
[5]	The option vested immediately.
[6]	Vesting conditions are as follows: one-third 2 months after grant date; one-third 4 months after grant date; and one-third 6 months after grant date.
[7]	Vesting conditions are as follows: one-half 3 months after grant date; one-half 6 months after grant date.